Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 31,589	$ 61,651	$ 87,998	$ 111,711
Work in progress	37,054	39,367	41,115	141,328
Finished goods	28,277	34,591	46,174	138,033
Total inventories	$ 96,920	$ 135,609	$ 175,287	$ 391,072